                       STATE STREET NAVIGATOR
                       SECURITIES LENDING PRIME PORTFOLIO
                       ANNUAL REPORT
                       DECEMBER 31, 2002

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT AS OF DECEMBER 31, 2002

MANAGEMENT DISCUSSION AND ANALYSIS


The State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. One hundred percent of Fund balances are derived from the collateral received from securities lending. The Fund has been managed consistently with the objective of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns.

By the end of the 2nd quarter of 2002 the market took on a more conservative view and assumed the Fed was on hold until the August meeting. By mid-June, the short-end had flattened, rallying almost 14 basis points in the one-year sector. The flattening occurred due to the concerns about corporate profits, consumer confidence and spending. As expected, at the June 26th Federal Open Market Committee ("FOMC") meeting the Fed left rates unchanged and indicated that monetary policy was still accommodative. The Fed expected final demand to pick up in the coming quarter but was uncertain of its strength. The third quarter of 2002 began with a bias towards economic weakness and the market looking for the Fed to lower rates by the end of 2002. In an FOMC statement, the Fed recognized that the economy had lost momentum and referred to the impact of deteriorating financial markets on business. Uncertainty from threats of a war with Iraq, a weak labor market, falling equity markets and corporate scandals continued to weigh on consumers. On September 24, 2002, the Fed voted to keep rates unchanged and maintained its risk assessment as weighted towards weaker growth. As the third quarter ended, things started to come apart. An unexpected decline in housing starts, higher than expected jobless claims, negative earnings announcements, weak equity markets and renewed terrorist activity drove yields lower. The fourth quarter of 2002 began with consumer confidence plunging and the unemployment rate rising. The FOMC voted to lower rates on November 6, 2002 by 50 basis points to 1.25 percent believing that it would prove helpful to the slow economy. At the December 10, 2002 FOMC meeting, the Fed kept the funds rate unchanged. We look to the January 2003 FOMC meeting but don't expect any policy change at that time.

Comparing LIBOR on June 30, 2002 to the close on December 31, 2002, one-month LIBOR decreased by 46 basis points to close at 1.38 %, three-month LIBOR decreased by 48 basis points to close at 1.38 % and 12-month LIBOR decreased by 84 basis points to close at 1.45 %. During the second quarter of 2002, one and three-month asset-backed commercial paper was actively issued. Supply in certain sectors was light, particularly in industrial names and some ABCP programs. The market did experience volatility during the 3rd and 4th quarters of 2002. Due to high correlation to the NASDAQ Composite Index, the fund experienced large cash swings so liquidity was a primary concern. The portfolio's average maturity at the beginning of the 2nd quarter was 69 days and ended the 4th quarter at 66 days.

We will continue to manage the Fund to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2002


NAME OF ISSUER                                 INTEREST      MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                               RATE          DATE         AMOUNT           COST+
------------------                             --------      --------     ---------       ---------
COMMERCIAL PAPER -- 39.39%
ABCP Credit Arbitrage -- 2.80%
  Pennine Funding LLC                           1.720%      01/13/2003   $ 100,000,000   $  99,942,667
  Pennine Funding LLC                           1.730%      01/14/2003      40,000,000      39,975,011
  Pennine Funding LLC                           1.330%      02/14/2003      80,000,000      79,869,956
  Pennine Funding LLC                           1.350%      03/13/2003      50,000,000      49,866,874
  Surrey Funding Corp.                          1.320%      01/17/2003     100,000,000      99,941,333
  Surrey Funding Corp.                          1.800%      01/17/2003     191,000,000     190,847,200
  Surrey Funding Corp.                          1.320%      02/14/2003     100,000,000      99,838,667
                                                                                         -------------
                                                                                           660,281,708
                                                                                         -------------
ABCP Loan-Backed -- 4.09%
  Atlantis One Funding Corp.                    1.600%      02/04/2003     101,867,000     101,713,068
  Atlantis One Funding Corp.                    1.580%      02/06/2003     111,935,000     111,758,143
  Atlantis One Funding Corp.                    1.330%      02/13/2003      67,278,000      67,171,120
  Atlantis One Funding Corp.                    1.330%      02/14/2003      80,000,000      79,869,956
  Atlantis One Funding Corp.                    1.770%      02/21/2003     100,000,000      99,749,250
  Atlantis One Funding Corp.                    1.340%      03/18/2003      50,000,000      49,858,556
  Atlantis One Funding Corp.                    1.330%      04/16/2003      50,000,000      49,806,042
  Atlantis One Funding Corp.                    1.350%      06/06/2003      50,000,000      49,707,500
  Atlantis One Funding Corp.                    1.390%      06/06/2003      90,000,000      89,457,900
  Govco, Inc.                                   1.780%      01/21/2003     150,000,000     149,851,667
  Govco, Inc.                                   1.320%      02/10/2003      47,260,000      47,190,685
  Govco, Inc.                                   1.340%      02/18/2003      70,000,000      69,874,933
                                                                                         -------------
                                                                                           966,008,820
                                                                                         -------------
ABCP Receivables and Securities -- 23.48%
  Alpine Securitization Corp.                   1.710%      01/24/2003     125,000,000     124,863,438
  Amstel Funding Corp.                          1.370%      02/19/2003      50,000,000      49,906,764
  Amstel Funding Corp.                          1.350%      03/13/2003     112,000,000     111,701,800
  Amsterdam Funding Corp.                       1.800%      01/06/2003      25,000,000      24,993,750
  Amsterdam Funding Corp.                       1.800%      01/07/2003      20,000,000      19,994,000
  Amsterdam Funding Corp.                       1.760%      01/10/2003     125,000,000     124,945,000
  Amsterdam Funding Corp.                       1.390%      01/15/2003     100,000,000      99,945,944
  Amsterdam Funding Corp.                       1.320%      02/06/2003     125,000,000     124,835,000
  Amsterdam Funding Corp.                       1.380%      02/27/2003     117,850,000     117,592,498
  Amsterdam Funding Corp.                       1.340%      05/06/2003      70,000,000      69,674,306
  Assets Securitization Cooperative Corp.       1.790%      01/10/2003     180,000,000     179,919,450
  Assets Securitization Cooperative Corp.(a)    1.380%      01/19/2003     150,000,000     150,000,000
  Assets Securitization Cooperative Corp.       1.320%      01/21/2003     100,000,000      99,926,667
  Blue Ridge Asset Funding                      1.710%      01/07/2003      50,000,000      49,985,750
  Blue Ridge Asset Funding                      1.730%      01/08/2003     100,000,000      99,966,361
  Charta Corp.                                  1.350%      02/07/2003      50,000,000      49,930,625
  Charta Corp.                                  1.360%      02/19/2003     125,000,000     124,768,611
  Charta Corp.                                  1.350%      02/21/2003      80,000,000      79,847,000
  Corporate Asset Funding Corp.                 1.330%      02/21/2003     200,000,000     199,623,167
  Corporate Receivables Corp.                   1.350%      02/12/2003      50,000,000      49,921,250
  Corporate Receivables Corp.                   1.330%      02/18/2003     200,000,000     199,645,333
  CXC, Inc.                                     1.720%      01/10/2003      50,000,000      49,978,500
  CXC, Inc.                                     1.320%      01/16/2003     100,000,000      99,945,000
  CXC, Inc.                                     1.340%      01/30/2003     100,000,000      99,892,056
  CXC, Inc.                                     1.350%      02/12/2003     100,000,000      99,842,500
  Delaware Funding Corp.                        1.320%      01/08/2003      90,210,000      90,186,846
  Edison Asset Securitization                   1.710%      01/09/2003      40,000,000      39,984,800
  Edison Asset Securitization                   1.680%      02/10/2003     125,000,000     124,766,667
  Edison Asset Securitization                   1.590%      02/12/2003      83,730,000      83,574,681
  Edison Asset Securitization                   1.700%      03/25/2003     120,000,000     119,529,667


   The accompanying notes are an integral part of these financial statements.

NAME OF ISSUER                                 INTEREST      MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                               RATE          DATE         AMOUNT           COST+
------------------                             --------      --------     ---------       ---------
COMMERCIAL PAPER -- (CONTINUED)
  Edison Asset Securitization                   1.330%      05/09/2003   $  75,000,000  $   74,645,333
  Fairway Finance Corp.(a)                      1.383%      01/13/2003      55,000,000      54,999,625
  Fairway Finance Corp.(a)                      1.380%      01/20/2003     100,000,000     100,000,000
  Fairway Finance Corp.(a)                      1.145%      01/27/2003      80,000,000      80,000,000
  Falcon Asset Securitization                   1.330%      01/10/2003     200,000,000     199,933,500
  Falcon Asset Securitization                   1.320%      02/04/2003     124,481,000     124,325,814
  Giro Multi-Funding                            1.750%      01/15/2003     101,001,000     100,932,263
  Jupiter Securitization Corp.                  1.760%      01/14/2003     100,000,000      99,936,444
  Jupiter Securitization Corp.                  1.360%      01/30/2003     140,000,000     139,846,621
  Kitty Hawk Funding Corp.                      1.320%      01/24/2003      40,164,000      40,130,128
  Kitty Hawk Funding Corp.                      1.750%      03/20/2003      48,075,000      47,892,716
  Liberty Street Funding Corp.                  1.340%      01/17/2003      65,223,000      65,184,156
  Mont Blanc Capital Corp.                      1.760%      02/13/2003      56,141,000      56,022,979
  Nieuw Amsterdam Funding Corp.                 1.800%      01/24/2003      40,000,000      39,954,000
  Quincy Capital Corp.                          1.320%      01/22/2003     100,581,000     100,503,553
  Quincy Capital Corp.                          1.350%      02/11/2003     150,315,000     150,083,891
  Receivables Capital Corp.                     1.750%      01/14/2003      88,756,000      88,699,910
  Receivables Capital Corp.                     1.330%      05/12/2003      34,044,000      33,879,237
  Sheffield Receivables Corp.                   1.320%      01/03/2003     100,800,000     100,792,608
  Sheffield Receivables Corp.                   1.320%      01/08/2003     152,070,000     152,030,969
  Sheffield Receivables Corp.(a)                1.385%      01/20/2003      75,000,000      75,000,000
  Sheffield Receivables Corp.                   1.360%      01/24/2003     125,000,000     124,891,389
  Sheffield Receivables Corp.                   1.350%      02/14/2003     100,000,000      99,835,000
  Thunder Bay Funding, Inc.                     1.800%      02/10/2003      50,506,000      50,404,988
  Tulip Funding Corp.                           1.330%      02/26/2003     109,049,000     108,823,390
  Tulip Funding Corp.                           1.340%      03/21/2003     100,000,000      99,705,944
  Tulip Funding Corp.                           1.400%      06/03/2003     100,135,000      99,539,197
  Windmill Funding Corp.                        1.800%      01/06/2003      50,000,000      49,987,500
  Windmill Funding Corp.                        1.800%      01/09/2003      25,000,000      24,990,000
                                                                                        --------------
                                                                                         5,542,658,586
                                                                                        --------------
Bank Domestic -- 0.63%
  JP Morgan Chase & Co.                         1.670%      02/10/2003     150,000,000     149,721,667
                                                                                        --------------
Bank Foreign -- 4.75%
  Alliance & Leicester Plc                      1.720%      01/27/2003      50,000,000      49,937,889
  Alliance & Leicester Plc                      1.321%      05/14/2003     100,000,000      99,511,964
  Bank of Ireland                               1.335%      06/16/2003     125,000,000     124,230,521
  Canadian Imperial Holdings                    1.340%      03/13/2003     100,000,000      99,735,722
  Den Danske Bank                               1.780%      01/29/2003     110,000,000     109,847,711
  Den Danske Bank                               1.370%      05/19/2003      50,000,000      49,737,417
  Den Danske Bank                               1.345%      05/21/2003      50,000,000      49,738,472
  Dexia CLF Finance Co.                         1.320%      02/18/2003     125,000,000     124,780,000
  Dexia CLF Finance Co.                         1.340%      02/20/2003      70,000,000      69,869,722
  HBOS Treasury Service                         1.330%      02/10/2003     100,000,000      99,852,222
  Royal Bank of Canada                          1.340%      07/21/2003      50,000,000      49,625,917
  Societe Generale North America                1.715%      05/16/2003      75,000,000      74,517,656
  Svenska Handelsbanken                         1.340%      02/28/2003      50,000,000      49,892,056
  Westpac Trust Securities Ltd.                 1.785%      02/03/2003      70,000,000      69,885,462
                                                                                        --------------
                                                                                         1,121,162,731
                                                                                        --------------
Finance Captive -- 1.58%
  General Electric International Funding        1.370%      01/21/2003     100,000,000      99,923,889
  General Electric International Funding        1.350%      02/25/2003     100,000,000      99,793,750
  General Electric International Funding        1.330%      03/24/2003      75,000,000      74,772,792
  General Electric International Funding        1.370%      05/21/2003     100,000,000      99,467,222
                                                                                        --------------
                                                                                           373,957,653
                                                                                        --------------


   The accompanying notes are an integral part of these financial statements.

NAME OF ISSUER                                 INTEREST      MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                               RATE          DATE         AMOUNT          COST+
------------------                             --------      --------     ---------       ---------
COMMERCIAL PAPER -- (CONTINUED)
Food -- 1.72%
  Nestle Capital Corp.                          1.300%      02/24/2003   $  62,800,000  $   62,677,540
  Nestle Capital Corp.                          1.710%      05/19/2003      50,000,000      49,672,250
  Nestle Capital Corp.                          1.350%      06/04/2003     175,000,000     173,989,375
  Nestle Capital Corp.                          1.340%      07/10/2003     120,000,000     119,151,333
                                                                                        --------------
                                                                                           405,490,498
                                                                                        --------------
Technology -- 0.34%
  IBM Corp.                                     1.710%      05/05/2003      30,000,000      29,823,300
  IBM Corp.                                     1.700%      05/09/2003      50,000,000      49,697,778
                                                                                        --------------
                                                                                            79,521,078
                                                                                        --------------
TOTAL COMMERCIAL PAPER                                                                   9,298,802,741
                                                                                        --------------
CERTIFICATES OF DEPOSIT -- 2.16%
Bank Domestic-- 2.16%
  Citibank NA                                   1.330%      02/27/2003     110,000,000     110,000,000
  JP Morgan Chase Bank                          1.720%      01/09/2003     150,000,000     150,000,000
  JP Morgan Chase Bank                          1.800%      02/05/2003     100,000,000     100,000,000
  SunTrust Banks                                1.330%      04/03/2003      50,000,000      50,000,000
  US Bank, NA                                   2.000%      03/19/2003     100,000,000     100,000,000
                                                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT                                                              510,000,000
                                                                                        --------------
YANKEE CERTIFICATE OF DEPOSIT -- 14.97%
Bank Foreign -- 14.97%
  Abbey National Treasury Services(a)           1.325%      03/31/2003     175,000,000     174,960,255
  Abbey National Treasury Services              1.910%      10/21/2003     165,000,000     164,980,242
  Abbey National Treasury Services              1.580%      11/19/2003     100,000,000      99,982,397
  Bank of Montreal(a)                           1.339%      01/21/2003     125,000,000     124,989,178
  Bank of Montreal(a)                           1.320%      01/28/2003      90,000,000      89,988,297
  Bank of Scotland                              1.379%      01/03/2003     100,000,000      99,984,931
  Bayerische Landesbank(a)                      1.339%      01/24/2003     145,000,000     144,972,254
  Bayerische Landesbank(a)                      1.300%      03/24/2003     230,000,000     229,979,444
  Canadian Imperial Bank of Commerce            1.740%      01/07/2003      70,000,000      70,000,000
  Canadian Imperial Bank of Commerce(a)         1.334%      01/21/2003     150,000,000     149,985,390
  Canadian Imperial Bank of Commerce(a)         1.335%      01/27/2003     100,000,000      99,983,920
  Canadian Imperial Bank of Commerce            1.340%      03/05/2003     200,000,000     200,000,000
  Den Danske Bank(a)                            1.340%      01/25/2003      50,000,000      49,995,452
  Dexia Bank New York(a)                        1.323%      01/31/2003     150,000,000     149,979,823
  Landesbank Baden-Wuerttemberg(a)              1.343%      01/11/2003      75,000,000      74,989,666
  Lloyds Bank Plc(a)                            1.318%      01/31/2003     130,000,000     129,980,925
  Norddeutsche Landesbank                       1.379%      01/03/2003     100,000,000      99,984,932
  Rabobank Nederland(a)                         1.675%      01/02/2003      85,000,000      84,987,270
  Royal Bank of Canada(a)                       1.351%      01/12/2003      75,000,000      74,984,259
  Royal Bank of Canada(a)                       1.350%      01/30/2003     100,000,000      99,977,644
  Royal Bank of Scotland                        1.379%      01/03/2003     100,000,000      99,984,932
  Svenska Handelsbanken                         1.670%      04/15/2003     100,000,000      99,982,817
  Svenska Handelsbanken                         1.738%      05/19/2003     100,000,000     100,002,838
  Svenska Handelsbanken                         1.860%      10/20/2003     100,000,000      99,988,062
  Svenska Handelsbanken                         1.595%      11/24/2003      40,000,000      39,996,425
  Toronto Dominion Bank                         1.780%      01/27/2003     180,000,000     179,997,377
  Toronto Dominion Bank                         1.800%      02/03/2003      50,000,000      50,000,000
  Toronto Dominion Bank                         2.970%      03/27/2003      75,000,000      74,993,126
  Westdeutsche Landesbank Girozentrale(a)       1.339%      01/21/2003     100,000,000      99,980,951


   The accompanying notes are an integral part of these financial statements.

NAME OF ISSUER                                 INTEREST      MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                               RATE          DATE         AMOUNT           COST+
------------------                             --------      --------     ---------       ---------
YANKEE CERTIFICATE OF DEPOSIT -- (CONTINUED)
  Westdeutsche Landesbank Girozentrale          1.750%      02/24/2003   $ 100,000,000  $  100,000,000
  Westdeutsche Landesbank Girozentrale          1.760%      05/21/2003      75,000,000      75,000,000
  Westdeutsche Landesbank Girozentrale          1.810%      05/28/2003     100,000,000     100,000,000
                                                                                        --------------
TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                      3,534,612,807
                                                                                        --------------
EURO CERTIFICATE OF DEPOSIT -- 19.26%
Bank Foreign -- 19.26%
  ABN AMRO Bank                                 1.660%      02/19/2003      35,000,000      34,995,610
  ABN AMRO Bank                                 1.340%      04/15/2003     100,000,000     100,000,000
  ABN AMRO Bank                                 1.720%      04/17/2003      80,000,000      80,000,000
  ABN AMRO Bank                                 1.715%      05/19/2003     100,000,000     100,000,000
  ABN AMRO Bank                                 1.340%      06/10/2003      65,000,000      64,997,087
  Alliance & Leicester Plc                      1.710%      05/19/2003      50,000,000      50,000,000
  Australia & New Zealand Banking               2.005%      04/30/2003      50,000,000      50,000,813
  Bank of Nova Scotia                           1.730%      01/02/2003     100,000,000     100,000,000
  Bank of Nova Scotia                           1.340%      03/05/2003     140,000,000     140,000,000
  Bank of Nova Scotia                           1.340%      03/10/2003     125,000,000     125,000,000
  Bank of Nova Scotia                           1.350%      05/19/2003      60,000,000      60,000,000
  Barclays Bank Plc                             1.360%      01/22/2003     100,000,000     100,000,582
  Barclays Bank Plc                             1.365%      01/22/2003     167,000,000     167,001,458
  Barclays Bank Plc                             1.340%      04/07/2003     100,000,000     100,000,000
  Barclays Bank Plc                             2.010%      04/30/2003     100,000,000     100,001,626
  Barclays Bank Plc                             1.750%      05/19/2003      50,000,000      50,000,000
  Barclays Bank Plc                             1.740%      05/21/2003      35,000,000      35,000,000
  Barclays Bank Plc                             1.760%      05/27/2003      50,000,000      49,999,983
  Barclays Bank Plc                             1.350%      07/16/2003     100,000,000     100,000,000
  BNP Paribas                                   1.340%      02/21/2003     250,000,000     250,000,000
  BNP Paribas                                   1.340%      02/26/2003      48,000,000      47,999,252
  BNP Paribas                                   1.340%      03/05/2003     275,000,000     275,000,000
  Credit Agricole Indosuez                      1.350%      05/12/2003      50,000,000      50,000,000
  HBOS Treasury Service                         1.800%      02/03/2003     150,000,000     150,000,000
  HBOS Treasury Service                         1.340%      03/14/2003     137,000,000     136,997,162
  HBOS Treasury Service                         1.350%      06/16/2003      50,000,000      50,000,000
  HBOS Treasury Service                         1.940%      10/24/2003      50,000,000      50,000,000
  ING Bank NV                                   2.030%      03/21/2003     100,000,000     100,000,000
  Landesbank Baden-Wuerttemberg                 1.670%      02/19/2003      40,000,000      39,995,522
  Landesbank Baden-Wuerttemberg                 1.340%      03/06/2003     100,000,000     100,000,000
  Landesbank Hessen-Thueringen Girozentrale     1.730%      04/17/2003     100,000,000      99,997,081
  Landesbank Hessen-Thueringen Girozentrale     1.870%      10/20/2003      75,000,000      75,000,000
  Lloyds Bank Plc                               1.320%      02/24/2003     125,000,000     125,000,000
  Lloyds Bank Plc                               1.700%      05/19/2003     150,000,000     150,000,000
  Lloyds Bank Plc                               1.350%      07/16/2003     100,000,000     100,000,000
  National Australia Bank Ltd.                  1.340%      04/07/2003     100,000,000     100,000,000
  Norddeutsche Landesbank Girozentrale          1.730%      04/17/2003      90,000,000      90,000,000
  Norddeutsche Landesbank Girozentrale          2.010%      04/30/2003     100,000,000     100,001,626
  Norddeutsche Landesbank Girozentrale          1.370%      06/12/2003     100,000,000     100,000,000
  Nordea Bank                                   1.730%      01/02/2003     100,000,000     100,000,000
  Rabobank Nederland                            1.700%      05/19/2003      30,000,000      30,000,000
  Rabobank Nederland                            1.720%      05/19/2003      50,000,000      50,000,000
  Societe Generale                              1.350%      02/20/2003     100,000,000     100,000,000
  Societe Generale                              1.490%      11/12/2003      70,000,000      70,000,000


   The accompanying notes are an integral part of these financial statements.

NAME OF ISSUER                                 INTEREST      MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                               RATE          DATE         AMOUNT           COST+
------------------                             --------      --------     ---------       ---------
EURO CERTIFICATE OF DEPOSIT -- (CONTINUED)
  Svenska Handelsbanken AB                      1.770%      03/18/2003    $ 50,000,000  $   50,002,048
  Svenska Handelsbanken AB                      1.730%      04/17/2003      50,000,000      49,998,541
  Svenska Handelsbanken AB                      1.735%      04/17/2003      50,000,000      50,000,730
  Unicredito Italiano SpA                       1.360%      03/06/2003     150,000,000     150,002,658
  Westdeutsche Landesbank                       1.750%      04/17/2003     100,000,000     100,000,000
                                                                                        --------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                        4,546,991,779
                                                                                        --------------
BANK NOTES -- 4.30%
Bank Domestic -- 4.30%
  Bank of New York NY                           1.380%      01/06/2003     100,000,000      99,984,850
  Bank of New York NY                           1.920%      10/24/2003      50,000,000      49,995,968
  Bank One NA                                   1.680%      01/07/2003     100,000,000     100,000,000
  Bank One NA(a)                                1.340%      01/25/2003      75,000,000      74,985,566
  Bank One NA                                   2.010%      03/25/2003      50,000,000      50,000,000
  National City Bank(a)                         1.360%      03/15/2003     100,000,000      99,990,518
  US Bank, NA(a)                                1.359%      01/02/2003     100,000,000      99,986,574
  US Bank, NA(a)                                1.340%      01/29/2003      90,000,000      89,989,173
  US Bank, NA(a)                                1.345%      01/29/2003     150,000,000     149,978,009
  Wells Fargo Bank NA(a)                        1.360%      01/14/2003     200,000,000     199,994,043
                                                                                        --------------
TOTAL BANK NOTES                                                                         1,014,904,701
                                                                                        --------------
MEDIUM TERM NOTE -- 5.62%
Asset Backed Securities Other -- 0.21%
  Holmes Financing Plc (a)                      1.420%      01/15/2003      50,000,000      50,000,000
                                                                                        --------------
Bank Domestic -- 2.04%
  Citigroup, Inc.(a)                            1.893%      01/17/2003     125,000,000     125,090,957
  Citigroup, Inc.(a)                            1.500%      02/28/2003     236,000,000     236,095,097
  Wells Fargo Bank(a)                           1.439%      01/22/2003      50,000,000      50,025,493
  Wells Fargo Bank(a)                           1.868%      03/31/2003      70,000,000      70,020,535
                                                                                        --------------
                                                                                           481,232,082
                                                                                        --------------
Finance Captive -- 0.97%
  Toyota Motor Credit Corp.(a)                  1.360%      02/18/2003      70,000,000      70,000,000
  Toyota Motor Credit Corp.(a)                  1.360%      02/20/2003      45,000,000      45,000,000
  Toyota Motor Credit Corp.(a)                  1.373%      03/04/2003      50,000,000      50,000,000
  Toyota Motor Credit Corp.(a)                  1.345%      03/19/2003      65,000,000      64,996,812
                                                                                        --------------
                                                                                           229,996,812
                                                                                        --------------
Finance Non-Captive Diversified -- 1.76%
  General Electric Capital Corp.(a)             1.464%      01/09/2003     140,000,000     140,000,000
  General Electric Capital Corp.(a)             1.450%      01/17/2003     100,000,000     100,000,000
  Household Finance Corp.(a)                    1.770%      03/10/2003     100,000,000     100,000,000
  Household Finance Corp.(a)                    1.761%      03/11/2003      75,000,000      75,000,000
                                                                                        --------------
                                                                                           415,000,000
                                                                                        --------------
Telecommunications -- 0.64%
  BellSouth Telecommunications, Inc.(a)         1.433%      01/04/2003     150,000,000     150,000,000
                                                                                        --------------
TOTAL MEDIUM TERM NOTE                                                                   1,326,228,894
                                                                                        --------------
TIME DEPOSITS -- 1.27%
Bank Domestic -- 1.27%
  Fifth Third Bank                              1.250%      01/02/2003     200,000,000     200,000,000
  Wells Fargo Bank                              1.188%      01/02/2003     100,000,000     100,000,000
                                                                                        --------------
TOTAL TIME DEPOSITS                                                                        300,000,000
                                                                                        --------------


   The accompanying notes are an integral part of these financial statements.

NAME OF ISSUER                                                   INTEREST     MATURITY      PRINCIPAL          AMORTIZED
AND TITLE OF ISSUE                                                 RATE         DATE          AMOUNT             COST+
------------------                                               --------     --------      ---------          ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 9.83%
  Federal Home Loan Bank (a)                                     1.308%      01/06/2003   $  50,000,000     $     49,995,450
  Federal Home Loan Bank                                         3.060%      10/24/2003      60,000,000           60,632,418
  Federal Home Loan Bank                                         2.020%      11/14/2003     100,000,000          100,000,000
  Federal Home Loan Bank Discount Notes                          1.600%      02/05/2003      50,000,000           49,922,222
  Federal Home Loan Bank Discount Notes                          1.620%      02/07/2003      76,520,000           76,392,594
  Federal Home Loan Bank Discount Notes                          1.640%      02/19/2003     100,000,000           99,776,778
  Federal Home Loan Mortgage Discount Notes (a)                  1.670%      03/27/2003     215,385,000          214,535,725
  Federal National Mortgage Association                          1.600%      03/24/2003     100,000,000          100,000,000
  Federal National Mortgage Association Discount Notes           1.600%      02/05/2003     120,000,000          119,813,333
  Federal National Mortgage Association Discount Notes           1.550%      02/12/2003     100,000,000           99,819,167
  Federal National Mortgage Association Discount Notes           1.280%      03/25/2003     325,000,000          324,040,889
  Federal National Mortgage Association Discount Notes           1.280%      03/26/2003     150,000,000          149,552,000
  Federal National Mortgage Association Discount Notes           1.670%      03/26/2003     150,000,000          149,415,500
  Federal National Mortgage Association Discount Notes           1.280%      04/15/2003     530,000,000          528,040,178
  Federal National Mortgage Association Discount Notes           1.290%      04/25/2003     100,000,000           99,591,500
  Federal National Mortgage Association Discount Notes           1.300%      07/17/2003     100,000,000           99,288,611
                                                                                                            ----------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                                   2,320,816,365
                                                                                                            ----------------
REPURCHASE AGREEMENTS -- 3.07%
  Deutsche Tri Party, 1.25% due 01/02/03 (collateralized
    by a U.S. Government Obligation, 6.50% due
    07/01/32 valued at $260,100,000)                             1.250%      01/02/2003     255,000,000          255,000,000
  Goldman Sachs, 1.21% due 01/02/03 (collateralized by
    various U.S. Government Obligations, 3.125%-9.40% due
    05/21/04-08/15/27 valued at $204,000,567)                    1.210%      01/02/2003     200,000,000          200,000,000
  Lehman Brothers, Inc. Tri Party, 1.15% due 01/02/03
    (collateralized by a U.S. Government Obligation,
    3.75% due 08/15/07 valued at $24,816,671)                    1.150%      01/02/2003      24,336,000           24,336,000
  Morgan Stanley Tri Party, 1.25% due 01/02/03
    (collateralized by various U.S. Government Obligations,
    5.50%-7.00% due 01/01/08-09/01/32 valued at
    $249,900,001)                                                1.250%      01/02/2003     245,000,000          245,000,000
                                                                                                            ----------------
TOTAL REPURCHASE AGREEMENTS                                                                                      724,336,000
                                                                                                            ----------------
TOTAL INVESTMENTS -- 99.87%                                                                                   23,576,693,287
OTHER ASSETS LESS LIABILITIES -- 0.13%                                                                            29,746,683
                                                                                                            ----------------
NET ASSETS -- 100.00%                                                                                       $ 23,606,439,970
                                                                                                            ================

INCOME TAX INFORMATION

As of 12/31/02 the components of distributable earnings on a tax basis were $0 Undistributed Ordinary Income and $0 Undistributed Long-Term Gains. The tax character of distributions paid during the year ended 12/31/02 was $482,952,976 ordinary income.

(a)  Floating Rate Note - Interest rate shown is in effect at December 31, 2002.
 +   See note 2 to the financial statements.


   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002


ASSETS:
Investments in securities, at amortized cost                $23,576,693,287
Cash                                                                148,079
Interest receivable                                              31,729,234
Prepaid insurance                                                    52,648
                                                            ---------------
     Total Assets                                            23,608,623,248
                                                            ---------------

LIABILITIES:
Dividend payable                                                    939,371
MBIA insurance payable                                              389,385
Advisory fee payable                                                378,118
Custodian fee payable                                               214,455
Administration fee payable                                          161,547
Transfer agent fee payable                                           48,451
Other accrued expenses and liabilities                               51,951
                                                            ---------------
     Total Liabilities                                            2,183,278
                                                            ---------------
NET ASSETS                                                  $23,606,439,970
                                                            ===============

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
  23,606,433,529 shares issued and outstanding              $    23,606,433
Capital paid in excess of par                                23,582,827,096
Accumulated net realized gain on investments                          6,441
                                                            ---------------
Net Assets                                                  $23,606,439,970
                                                            ===============

Net asset value, offering, and redemption price per share   $          1.00
                                                            ===============


   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002


INVESTMENT INCOME:
Interest                                               $495,415,708
                                                       ------------

EXPENSES:
MBIA insurance fee                                        4,531,596
Advisory fee                                              4,405,718
Administration fee                                        1,888,165
Custodian fee                                               881,144
Transfer agent fee                                          377,633
Insurance expense                                           244,390
Trustees fees                                                65,000
Legal fee                                                    38,328
Audit fee                                                    24,290
Miscellaneous expense                                         6,468
                                                       ------------
     Total expenses                                      12,462,732
                                                       ------------
Net investment income                                   482,952,976
                                                       ------------

NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                             97,546
                                                       ------------
Net increase in net assets resulting from operations   $483,050,522
                                                       ============


   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                YEAR ENDED          YEAR ENDED
                                                                             DECEMBER 31, 2002   DECEMBER 31, 2001
                                                                             -----------------   -----------------
FROM OPERATIONS:
Net investment income                                                      $      482,952,976   $     838,601,993
Net realized gain on investments                                                       97,546                   -
                                                                           ------------------   -----------------
Net increase in net assets resulting from operations                              483,050,522         838,601,993
                                                                           ------------------   -----------------
DISTRIBUTIONS FROM:
Net investment income                                                            (482,952,976)       (838,601,993)
                                                                           -------------------  -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold                                                     161,243,128,745     144,844,660,412
Cost of redemptions                                                          (157,622,799,854)   (144,085,162,325)
                                                                           -------------------  -----------------

Net increase in net assets from Fund share transactions                         3,620,328,891         759,498,087
                                                                           ------------------   -----------------
Net increase in net assets                                                      3,620,426,437         759,498,087

NET ASSETS:
Beginning of year                                                              19,986,013,533      19,226,515,446
                                                                           ------------------   -----------------
End of year                                                                $   23,606,439,970   $  19,986,013,533
                                                                           ==================   =================


   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS


                                 ----------------------------------------------------------------------------
                                                           FOR YEARS ENDED DECEMBER 31,
                                   2002             2001             2000            1999             1998
                                 ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning
  of year                        $ 1.0000         $ 1.0000         $ 1.0000         $ 1.0000         $ 1.0000
                                 --------         --------         --------         --------         --------
    Net investment income          0.0192           0.0431           0.0641           0.0519           0.0556
    Distributions from net
      investment income           (0.0192)         (0.0431)         (0.0641)         (0.0519)         (0.0556)
                                 --------         --------         --------         --------         --------
Net increase from
  investment operations            0.0000           0.0000           0.0000           0.0000          0.0000
                                 --------         --------         --------         --------         --------
Net asset value, end of year     $ 1.0000         $ 1.0000         $ 1.0000         $ 1.0000         $ 1.0000
                                 ========         ========         ========         ========         ========

TOTAL INVESTMENT RETURN (a)          1.94%            4.40%            6.60%            5.32%           5.70%

RATIOS AND SUPPLEMENTAL DATA:
Ratio of expenses to average
  net assets                         0.05%            0.04%            0.03%            0.03%           0.03%
Ratio of net investment income
  to average net assets              1.92%            4.33%            6.43%            5.52%           5.56%
Net assets, end of year
  (in millions)                   $23,606          $19,986          $19,227          $12,170          $6,792

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.


    The accompanying notes are an integral part of these financial statements

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002


1.   ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only the State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: As permitted under rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, SSgA Funds Management, Inc., a subsidiary of State Street Corporation and an affiliate of State Street (the "Adviser" or "SSgA").

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   FEES AND COMPENSATION PAID TO AFFILIATES

SSgA serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual custody fee to State Street equal to .0035% of the Fund's average daily net assets.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4.   TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.   FINANCIAL GUARANTY INSURANCE POLICY

The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $320 million and a deductible of 0.03% of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Default Insurance Policy became effective May 9, 2002 and as of December 31, 2002, the Fund made no claims under the policy. Prior to May 9, 2002, the Fund was party to a Financial Guaranty Insurance Agreement (the "prior Default Insurance policy") with MBIA. The prior default insurance was substantially similar to the Default Insurance Policy except that it provided a loss limitation of $240 million. The Prior Default Insurance Policy was in effect from May 9, 2001 through May 9, 2002. There were no claims made under the Prior Default Insurance Policy.

6.   BENEFICIAL INTEREST

At December 31, 2002, three shareholders owned over 5% of the Fund's outstanding shares, amounting to 16.98% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of State Street Navigator Securities Lending Trust and the Shareholders of State Street Navigator Securities Lending Prime Portfolio:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments at December 31, 2002 and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Navigator Securities Lending Prime Portfolio (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the years indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 28, 2003

                    State Street Navigator Securities Lending
                              Trustees and Officers

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                          POSITION    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS             HELD WITH   AND LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY    OTHER DIRECTORSHIPS
AND AGE                   THE TRUST   TIME SERVED       DURING PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
-------------             ---------   --------------    --------------------       -----------    -------------------
INTERESTED TRUSTEE

Ralph Vitale*             Trustee     Term:             Executive Vice President   3              Director, NerveWire,
Age: 54                               Indefinite        and Head of the                           Inc.
Two International Place               Elected: 2/01     Securities Finance Group
Boston, MA 02110                                        of State Street Bank and
                                                        Trust Company (2000 -
                                                        present); Executive Vice
                                                        President and Head of
                                                        Global Securities
                                                        Lending Division of
                                                        State Street Bank and
                                                        Trust Company (1986 to
                                                        2001).

INDEPENDENT TRUSTEES

Michael Jessee            Trustee     Term:             President and Chief        3              None
Age: 56                   and         Indefinite        Executive Officer of the
Federal Home Loan Bank    Chairman    Elected: 2/96     Federal Home Loan Bank
111 Huntington Ave.       of the                        of Boston (1989 -
25th Floor                Board                         present).
Boston, MA 02199

George J. Sullivan, Jr.   Trustee     Term:             Chief Executive Officer,   3              Trustee, Fulcrum
Age: 60                               Indefinite        Newfound Consultants                      Trust; Trustee, The
Two International Place               Elected: 2/96     Inc., (financial                          Advisor's Inner
Boston, MA 02110                                        consulting firm) (1997 -                  Circle Fund;
                                                        present).                                 Trustee, The Arbor
                                                                                                  Fund; Trustee, The
                                                                                                  Expedition Funds;
                                                                                                  and Trustee, the SEI
                                                                                                  Group of Funds (8
                                                                                                  registered
                                                                                                  investment companies
                                                                                                  with over 50
                                                                                                  portfolios)

Peter Tufano              Trustee     Term:             Sylvan C. Coleman          3              None
Age: 46                               Indefinite        Professor of Financial
Two International Place               Elected: 2/96     Management at Harvard
Boston, MA 02110                                        Business School (1989 -
                                                        present).

OFFICERS:

Edward J. O'Brien         President   Term: Indefinite  Executive Vice President   --             --
Age: 48                               Elected: 2/01     and Head of the Global
Two International Place                                 Securities Lending
Boston, MA 02110                                        Division of State Street
                                                        Bank and  Trust  Company
                                                        (2000 - present); Senior
                                                        Vice President and
                                                        Manager of Global
                                                        Trading, Risk Management
                                                        and Product

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                   IN FUND
                          POSITION    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS             HELD WITH   AND LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY    OTHER DIRECTORSHIPS
AND AGE                   THE TRUST   TIME SERVED       DURING PAST 5 YEARS        TRUSTEE        HELD BY TRUSTEE
-------------             ---------   --------------    --------------------       -----------    -------------------
                                                        Development of the
                                                        Global Securities
                                                        Lending Division of
                                                        State Street Bank and
                                                        Trust Company (1996 to
                                                        2000).

Cinzia Liambo             Vice        Term: Indefinite  Vice President and Head    --             --
Age: 39                   President   Elected: 2/01     of the Compliance and
Two International Place                                 Operational Risk
Boston, MA 02110                                        Management Department of
                                                        the Securities Finance
                                                        Group of State Street
                                                        Bank and Trust Company
                                                        (1995 - present).

Donald A. Gignac          Treasurer   Term: Indefinite  Senior Vice President,     --             --
Age: 37                               Elected: 11/02    State Street Bank and
2 Avenue de Lafayette                                   Trust Company (1993 -
Boston, MA 02111                                        present).

Mary Moran Zeven          Secretary   Term: Indefinite  Senior Vice President      --             --
Age: 42                               Elected: 2/01     and Senior Counsel,
One Federal Street                                      State Street Bank and
Boston, MA 02110                                        Trust Company (2000 -
                                                        present); Vice President
                                                        and Counsel, PFPC Inc.
                                                        (financial services)
                                                        (1999 to 2000); Counsel,
                                                        Curtis, Mallet-Prevost,
                                                        Colt & Mosle, LLP 1996
                                                        to 1999 (law firm).

*Mr. Vitale is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his position as an officer of an affiliate of the Adviser.

TRUSTEES

Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano
Ralph Vitale

INVESTMENT ADVISER

SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL

GoodwinProcter LLP
Exchange Place
Boston, MA 02109



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110